Other Assets (Components Of Other Assets) (Details) (USD $) In Millions, unless otherwise specified	May 27, 2012	May 29, 2011
Other Assets [Abstract]
Trust-owned life insurance	$ 68.9	$ 67.5
Capitalized software costs, net	20.9	23.8
Liquor licenses	47.3	43.7
Acquired below-market leases, net	16.9	16.7
Loan costs, net	15.3	12.2
Marketable securities	33.0	18.4
Insurance-related	16.7	16.5
Miscellaneous	12.8	10.9
Total other assets	$ 231.8	$ 209.7